Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments1 [Abstract]
Summary of short term investments	Short-term investments

	December 31, 2025	December 31, 2024

Securities (a)	35,111	4,956
Investments held in trust account (b)	—	54,053
Short-term investments	35,111	59,009

(a)Securities are liquid investment funds, with portfolios holding term deposits, equities, government bonds, and other short-term liquid securities.
(b)Investments held in the trust account represented funds raised through PLAO’s Initial Public Offering (“IPO”) and consisted of U.S. government securities classified and measured at fair value through profit or loss (“FVTPL”). These funds were restricted and could be used solely to complete an initial business combination or to redeem public shares. During the year ended December 31, 2025, 4,541,424 public shares were redeemed for at total of US$56 million resulting in the full depletion of the trust account balance. During the year ended December 31, 2024, 12,339,057 public shares were redeemed for a total of US$141 million (refer to note 21(c)).

Summary of long term investments	Long-term investments

	December 31, 2025	December 31, 2024

KMP Growth Fund II (Cayman), LP (“KMP Growth Fund II”) (a)	23,144	20,525
AgroFibra Mexico (b)	3,048	—
Patria Infrastructure Fund V, L.P.	2,628	8,479
Patria Infra Crédito FIDC	2,369	547
Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (c)	1,731	1,246
Patria Infra Energia Core FIP EM Infraestrutura	1,667	1,309
Lavoro Agro Limited (d)	1,065	11,337
Igah Ventures IV (e)	782	819
Other investments	8,093	4,954
Long-term investments	44,527	49,216

    Some investments in securities are expected to be maintained until the investment funds’ respective termination date. On December 31, 2025, the Group’s ownership interest in each of these investments (excluding interest owned through investment funds in notes (a) to (e)) ranged from 0.00005% to 0.1996% . (December 31, 2024: 0.00005% to 9.78%). Investments are measured at FVTPL.

i.The Group has committed approximately 46.06% of capital to KMP Growth Fund II for both 2025 and 2024. As of December 31, 2025, the fund held interests in several Brazil‑based Portfolio Companies operating primarily in the healthcare technology and financial services sectors, including both direct and indirect equity positions. KMP Growth Fund II maintained exposure to Dr. Consulta Clínica Médica Ltda. and Conexa, both healthcare technology companies, as well as to Consorciei Participações S.A., through indirect ownership interests. During 2025, the fund also rebalanced its portfolio, disposing of its investment in Startse Informações e Sistemas S.A., a Brazilian education and startup crowdfunding platform, and redeploying the proceeds into an investment in Rands, a Brazil‑based financial solutions company.

ii.The Group holds 10.10% in AgroFibra's certificates on December 31, 2025. AgroFibra is Mexico's first Real Estate Investment Trust focused on the Mexican agri-business sector, established mainly to acquire, develop, own and lease a wide variety of assets in the agri-food and related services sectors.

iii.An investment is held in Lavoro Agro Fi Nas Cadeias Produtivas Agroindustriais Fiagro Direitos Creditorios (34.95% of the net asset value on December 31, 2025, and 5.62% on December 31, 2024), a trust invested in securities related to agribusiness production chains in Brazil, such as agribusiness receivables, real estate receivables backed by credits from agribusiness production chains and liquidity assets within the agribusiness.
iv.With the IPO of Lavoro on March 1, 2023, realized performance fees became payable to the Group. The limited partner of the fund and the Group agreed to settle the realized performance fees through Lavoro issuing shares to the Group for a total amount of US$15.4 million or US$6.50 per share. To cover the full IPO subscription price of US$10.0 per share, the Group paid an additional amount of US$3.50 per share on behalf of PBPE General Partner V, Ltd., for a total investment of US$8.2 million. With the issuance of the shares, the investment fund agreed to cover the spread between US$3.50 and US$10.0 per share on the future sale of the shares by the Group. As of December 31, 2025, the receivable from the investment fund amounts to US$15.4 million (December 31, 2024: US$12.3 million) for the fund's commitment to cover the spread - refer to note 8(c) for the receivable recognized. On December 31, 2025, and 2024, the Group held a 2.00% interest in Lavoro.
v.The Group holds 16.90% (December 31, 2024: 39.01%) of capital in Igah Ventures IV. The objective of the fund is to make venture capital investments, primarily by directly investing in and holding equity and equity-oriented securities of privately held technology-enabled businesses operating primarily in Brazil.
Summary of long-term investments by region	The following is the breakdown of long-term investments by region:

	December 31, 2025	December 31, 2024

Brazil	33,963	37,449
Mexico	3,048	—
Other	7,516	11,767
Balance	44,527	49,216

Summary of derivative financial assets and liabilities by type of instrument
Below is the composition of other financial instrument portfolios (assets and liabilities) by type of instrument, fair value and maturity as of December 31, 2025, and December 31, 2024.

Financial instruments	December 31, 2025
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Energy trading contracts	622,759	179,498	96	38,102	95,179	46,217
Tria call option	53,397	6,372	3	—	—	6,372
Total return swap	22,050	1,194	1	—	1,194	—
Total	698,206	187,064	100	38,102	96,373	52,589

Liabilities
Energy trading contracts	562,219	149,879	100	32,465	84,958	32,456
Warrants - SPAC	132,250	—	0	—	—	—
Total	694,469	149,879	100	32,465	84,958	32,456

Financial instruments	December 31, 2024
	Notional	Fair Value	%	Up to 3 months	From 4 to 12 months	Above 12 months

Assets
Energy trading contracts	90,386	25,169	88	8,354	9,292	7,523
Tria call option	24,125	3,578	12	—	—	3,578
Total	114,511	28,747	100	8,354	9,292	11,101

Liabilities
Warrants - SPAC	132,250	6,143	26	—	6,143	—
Energy trading contracts	82,704	17,686	74	7,699	7,907	2,080
Total	214,954	23,829	100	7,699	14,050	2,080